WEBSITE AND SOFTWARE DEVELOPMENT COSTS, NET	6 Months Ended
Apr. 30, 2026
Research and Development [Abstract]
WEBSITE AND SOFTWARE DEVELOPMENT COSTS, NET

NOTE 6 – WEBSITE AND SOFTWARE DEVELOPMENT COSTS, NET

Website and Software Development Costs, net consist of the following:

	As of April 30, 2026
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
			(Unaudited)
Website Development Costs	$11,630	$(9,801)	$1,829
Software Development Costs	13,000	(9,750)	3,250
Total	$24,630	$(19,551)	$5,079

	As of October 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
			(Audited)
Website Development Costs	$11,630	$(7,863)	$3,767
Software Development Costs	13,000	(7,583)	5,417
Total	$24,630	$(15,446)	$9,184